Schedule of Investments (unaudited) September 30, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
BAE Systems PLC	5,386,436	$40,797,160
Huntington Ingalls Industries, Inc.(a)	52,323	10,101,478
Raytheon Technologies Corp.(a)	135,790	11,672,508

		62,571,146

Auto Components — 0.5%
Lear Corp.(a)	64,597	10,108,139

Automobiles — 2.0%
General Motors Co.(a)(b)	719,137	37,905,711

Banks — 12.2%
Bank of America Corp.(a)	1,223,701	51,946,107
Citigroup, Inc.(a)(c)	954,598	66,993,688
First Citizens BancShares, Inc., Class A	16,393	13,822,086
JPMorgan Chase & Co.(a)(c)	165,843	27,146,841
Wells Fargo & Co.(a)(c)	1,568,450	72,791,764

		232,700,486

Beverages(a) — 2.0%
Coca-Cola Co.	327,169	17,166,558
Constellation Brands, Inc., Class A	101,686	21,424,223

		38,590,781

Capital Markets(a) — 5.6%
Apollo Global Management, Inc.	254,290	15,661,721
Charles Schwab Corp.	363,544	26,480,545
Intercontinental Exchange, Inc.	50,280	5,773,150
Morgan Stanley	375,318	36,522,194
Raymond James Financial, Inc	249,325	23,007,711

		107,445,321

Chemicals(a) — 1.4%
Corteva, Inc.	205,111	8,631,071
DuPont de Nemours, Inc.	78,275	5,321,917
PPG Industries, Inc.	81,421	11,644,017

		25,597,005

Communications Equipment — 2.8%
Cisco Systems, Inc.(a)	962,847	52,407,762

Consumer Finance — 0.8%
Capital One Financial Corp.(a)	96,828	15,683,231

Containers & Packaging — 0.5%
Sealed Air Corp.(a)	176,370	9,663,312

Diversified Financial Services — 0.8%
Equitable Holdings, Inc.(a)	517,620	15,342,257

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.(a)(c)	727,175	39,274,722

Electric Utilities(a) — 1.5%
American Electric Power Co., Inc.	104,596	8,491,103
Edison International	255,905	14,195,051
Exelon Corp.	129,300	6,250,362

		28,936,516

Food Products — 0.9%
Danone SA	260,602	17,767,302

Health Care Equipment & Supplies — 5.0%
Alcon, Inc.	193,065	15,632,610
Koninklijke Philips NV	436,073	19,373,372

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC(a)	283,455	$35,531,084
Zimmer Biomet Holdings, Inc.(a)	173,928	25,456,102

		95,993,168

Health Care Providers & Services(a) — 8.3%
Anthem, Inc.(c)	150,532	56,118,330
Cigna Corp.	96,135	19,242,382
CVS Health Corp.	287,226	24,373,998
Humana, Inc.	57,615	22,420,877
McKesson Corp.	52,847	10,536,635
UnitedHealth Group, Inc.	66,726	26,072,517

		158,764,739

Household Durables — 1.0%
Newell Brands, Inc.(a)	363,759	8,053,624
Panasonic Corp.	863,400	10,702,187

		18,755,811

Industrial Conglomerates — 2.4%
General Electric Co.(a)	304,521	31,374,799
Siemens AG, Registered Shares	83,039	13,581,111

		44,955,910

Insurance(a) — 7.7%
Allstate Corp.	104,026	13,243,550
American International Group, Inc.	1,192,859	65,476,030
Arthur J. Gallagher & Co.	155,349	23,092,629
Fidelity National Financial, Inc.	452,082	20,497,398
MetLife, Inc.	393,481	24,289,582

		146,599,189

IT Services(a) — 4.3%
Cognizant Technology Solutions Corp., Class A	438,347	32,529,731
Fidelity National Information Services, Inc.	213,130	25,933,658
Fiserv, Inc.(b)	25,824	2,801,904
Visa, Inc., Class A	91,685	20,422,834

		81,688,127

Machinery — 1.1%
Komatsu Ltd.	879,400	21,060,236

Media(a) — 3.6%
Comcast Corp., Class A	712,587	39,854,991
Fox Corp., Class A	693,695	27,824,106

		67,679,097

Multi-line Retail — 1.2%
Dollar General Corp.(a)	110,061	23,348,340

Multi-Utilities(a) — 2.8%
Ameren Corp.	134,496	10,894,176
CenterPoint Energy, Inc.	318,180	7,827,228
NiSource, Inc.	445,849	10,802,921
Public Service Enterprise Group, Inc.	398,487	24,267,859

		53,792,184

Oil, Gas & Consumable Fuels — 6.9%
BP PLC	7,833,652	35,681,131
ConocoPhillips(a)	451,512	30,598,968
Enterprise Products Partners LP(a)	1,536,284	33,245,186
Equinor ASA	450,619	11,459,606
Marathon Petroleum Corp.(a)	316,898	19,587,465

		130,572,356

Personal Products — 2.1%
Unilever PLC, ADR(a)	733,096	39,748,465

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.5%
AstraZeneca PLC	327,708	$39,494,624
Bayer AG, Registered Shares	514,687	27,934,880
Sanofi	382,028	36,775,545

		104,205,049

Professional Services — 1.0%
Leidos Holdings, Inc.(a)	187,656	18,039,371

Road & Rail — 0.6%
Union Pacific Corp.(a)	55,557	10,889,728

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.(a)	59,870	10,027,028

Software(a) — 2.8%
CDK Global, Inc.	276,792	11,777,500
Microsoft Corp.	40,207	11,335,157
Open Text Corp.	147,221	7,175,551
SS&C Technologies Holdings, Inc.	343,714	23,853,752

		54,141,960

Specialty Retail(a) — 2.4%
Lowe’s Cos., Inc.	72,454	14,698,018
Ross Stores, Inc.	275,253	29,961,289

		44,659,307

Technology Hardware, Storage & Peripherals — 0.5%
Samsung Electronics Co. Ltd., Registered Shares, GDR	5,781	8,968,183

Tobacco — 1.3%
Altria Group, Inc.(a)	214,922	9,783,250
British American Tobacco PLC	451,005	15,764,661

		25,547,911

Security	Shares	Value

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	249,830	$11,667,018

Total Long-Term Investments — 98.0% (Cost: $1,396,050,392)		1,865,096,868

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	57,272,388	57,272,388

Total Short-Term Securities — 3.0% (Cost: $57,272,388)		57,272,388

Total Investments Before Options Written — 101.0% (Cost: $1,453,322,780)		1,922,369,256

Options Written — (1.0)% (Premiums Received: $(21,310,043))		(17,986,970)

Total Investments, Net of Options Written — 100.0% (Cost: $1,432,012,737)		1,904,382,286

Liabilities in Excess of Other Assets — 0.0%		(725,754)

Net Assets — 100.0%		$1,903,656,532

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,016,637	$45,255,751	(a)	$—	$—	$—	$57,272,388	57,272,388	$2,016		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	0	(a)	—	—	—	—	—	4,054	(c)	—

					$—	$—	$57,272,388		$6,070		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
American International Group, Inc.	1,345	10/01/21	USD	56.00	USD	7,383	$(10,760)
Analog Devices, Inc.	164	10/01/21	USD	170.00	USD	2,747	(5,740)
Anthem, Inc.	159	10/01/21	USD	380.00	USD	5,928	(15,105)
Bank of America Corp.	1,529	10/01/21	USD	43.00	USD	6,491	(16,819)
Charles Schwab Corp.	718	10/01/21	USD	75.00	USD	5,230	(7,180)
Cigna Corp.	92	10/01/21	USD	215.00	USD	1,841	(4,600)
Citigroup, Inc.	853	10/01/21	USD	72.00	USD	5,986	(6,824)
CVS Health Corp.	427	10/01/21	USD	86.00	USD	3,624	(6,619)
General Electric Co.	585	10/01/21	USD	105.00	USD	6,027	(11,115)
General Motors Co.	216	10/01/21	USD	53.00	USD	1,139	(7,452)
Humana, Inc.	196	10/01/21	USD	420.00	USD	7,627	(5,880)
JPMorgan Chase & Co.	257	10/01/21	USD	165.00	USD	4,207	(15,806)
McKesson Corp.	82	10/01/21	USD	205.00	USD	1,635	(2,460)
MetLife, Inc.	361	10/01/21	USD	63.00	USD	2,228	(2,527)
Raytheon Technologies Corp.	238	10/01/21	USD	88.00	USD	2,046	(1,785)
American International Group, Inc.	555	10/08/21	USD	56.26	USD	3,046	(35,531)
Bank of America Corp.	439	10/08/21	USD	41.43	USD	1,864	(66,939)
Capital One Financial Corp.	205	10/08/21	USD	180.00	USD	3,320	(3,075)
Charles Schwab Corp.	386	10/08/21	USD	75.00	USD	2,812	(23,739)
Cisco Systems, Inc.	634	10/08/21	USD	60.00	USD	3,451	(1,902)
Citigroup, Inc.	303	10/08/21	USD	73.00	USD	2,126	(9,545)
Coca-Cola Co.	1,036	10/08/21	USD	56.00	USD	5,436	(2,590)
Comcast Corp., Class A	474	10/08/21	USD	60.00	USD	2,651	(2,370)
Comcast Corp., Class A	379	10/08/21	USD	62.00	USD	2,120	(2,274)
ConocoPhillips	504	10/08/21	USD	56.96	USD	3,416	(547,626)
CVS Health Corp.	427	10/08/21	USD	89.00	USD	3,624	(6,405)
Dollar General Corp.	152	10/08/21	USD	230.00	USD	3,225	(1,520)
Fox Corp., Class A	1,186	10/08/21	USD	38.00	USD	4,757	(278,710)
General Motors Co.	201	10/08/21	USD	53.00	USD	1,059	(27,939)
JPMorgan Chase & Co.	174	10/08/21	USD	165.00	USD	2,848	(28,623)
Lowe’s Cos., Inc.	39	10/08/21	USD	210.00	USD	791	(2,282)
Marathon Petroleum Corp.	278	10/08/21	USD	59.00	USD	1,718	(91,045)
Medtronic PLC	246	10/08/21	USD	134.00	USD	3,084	(5,535)
MetLife, Inc.	368	10/08/21	USD	64.00	USD	2,272	(11,040)
Microsoft Corp.	43	10/08/21	USD	305.00	USD	1,212	(409)
Morgan Stanley	505	10/08/21	USD	105.00	USD	4,914	(5,050)
PPG Industries, Inc.	290	10/08/21	USD	160.00	USD	4,147	(23,200)
Ross Stores, Inc.	419	10/08/21	USD	125.00	USD	4,561	(16,760)
UnitedHealth Group, Inc.	151	10/08/21	USD	425.00	USD	5,900	(4,379)
Verizon Communications, Inc.	1,353	10/08/21	USD	55.00	USD	7,308	(12,854)
Visa, Inc., Class A	35	10/08/21	USD	240.00	USD	780	(350)
Huntington Ingalls Industries, Inc.	287	10/11/21	USD	203.32	USD	5,541	(5,113)
Allstate Corp.	267	10/15/21	USD	135.00	USD	3,399	(8,678)
Ameren Corp.	474	10/15/21	USD	89.86	USD	3,839	(159)
American Electric Power Co., Inc.	401	10/15/21	USD	90.00	USD	3,255	(2,005)
American International Group, Inc.	943	10/15/21	USD	55.00	USD	5,176	(128,248)
Analog Devices, Inc.	165	10/15/21	USD	170.00	USD	2,763	(39,600)
Anthem, Inc.	156	10/15/21	USD	390.00	USD	5,816	(38,610)
Arthur J. Gallagher & Co.	428	10/15/21	USD	145.00	USD	6,362	(237,540)
Bank of America Corp.	1,362	10/15/21	USD	42.00	USD	5,782	(189,318)
Capital One Financial Corp.	227	10/15/21	USD	164.40	USD	3,677	(74,342)
CDK Global, Inc.	475	10/15/21	USD	42.03	USD	2,021	(93,146)
CenterPoint Energy, Inc.	874	10/15/21	USD	27.00	USD	2,150	(4,370)
Cisco Systems, Inc.	638	10/15/21	USD	60.00	USD	3,473	(2,233)
Citigroup, Inc.	1,475	10/15/21	USD	75.00	USD	10,352	(53,837)
Cognizant Technology Solutions Corp., Class A	734	10/15/21	USD	77.50	USD	5,447	(22,020)
Comcast Corp., Class A	163	10/15/21	USD	60.00	USD	912	(1,875)
Comcast Corp., Class A	379	10/15/21	USD	62.50	USD	2,120	(1,327)
ConocoPhillips	86	10/15/21	USD	60.00	USD	583	(70,520)
Corteva, Inc.	1,290	10/15/21	USD	44.00	USD	5,428	(38,700)

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
CVS Health Corp.	426	10/15/21	USD	85.00	USD	3,615	$(70,077)
DuPont de Nemours, Inc.	208	10/15/21	USD	75.00	USD	1,414	(2,496)
Edison International	364	10/15/21	USD	60.00	USD	2,019	(2,730)
Enterprise Products Partners LP	1,272	10/15/21	USD	23.00	USD	2,753	(7,632)
Equitable Holdings, Inc.	1,090	10/15/21	USD	30.00	USD	3,231	(73,575)
Exelon Corp.	280	10/15/21	USD	48.00	USD	1,354	(30,100)
Exelon Corp.	430	10/15/21	USD	50.00	USD	2,079	(10,750)
Fidelity National Financial, Inc.	1,047	10/15/21	USD	50.00	USD	4,747	(52,350)
Fidelity National Information Services, Inc.	279	10/15/21	USD	135.00	USD	3,395	(6,975)
General Electric Co.	283	10/15/21	USD	105.00	USD	2,916	(55,043)
General Motors Co.	1,044	10/15/21	USD	52.50	USD	5,503	(193,662)
Humana, Inc.	120	10/15/21	USD	425.00	USD	4,670	(5,100)
Intercontinental Exchange, Inc.	276	10/15/21	USD	120.00	USD	3,169	(9,660)
JPMorgan Chase & Co.	202	10/15/21	USD	165.00	USD	3,307	(56,358)
Lear Corp.	177	10/15/21	USD	165.00	USD	2,770	(18,585)
Marathon Petroleum Corp.	277	10/15/21	USD	57.50	USD	1,712	(131,575)
McKesson Corp.	76	10/15/21	USD	200.00	USD	1,515	(27,740)
Medtronic PLC	766	10/15/21	USD	135.00	USD	9,602	(22,597)
MetLife, Inc.	361	10/15/21	USD	65.00	USD	2,228	(10,830)
Microsoft Corp.	102	10/15/21	USD	295.00	USD	2,876	(14,841)
Morgan Stanley	519	10/15/21	USD	105.00	USD	5,050	(27,247)
Newell Brands, Inc.	1,029	10/15/21	USD	25.00	USD	2,278	(5,145)
NiSource, Inc.	955	10/15/21	USD	26.00	USD	2,314	(4,775)
Open Text Corp.	598	10/15/21	USD	53.25	USD	2,915	(590)
Public Service Enterprise Group, Inc.	979	10/15/21	USD	65.00	USD	5,962	(9,790)
Raytheon Technologies Corp.	91	10/15/21	USD	85.00	USD	782	(21,021)
Rogers Communications Inc., Class B	687	10/15/21	CAD	64.00	CAD	4,064	(4,339)
Sealed Air Corp.	485	10/15/21	USD	60.00	USD	2,657	(2,425)
Union Pacific Corp.	188	10/15/21	USD	215.00	USD	3,685	(2,726)
UnitedHealth Group, Inc.	22	10/15/21	USD	430.00	USD	860	(1,232)
Visa, Inc., Class A	163	10/15/21	USD	240.00	USD	3,631	(4,809)
Wells Fargo & Co.	661	10/15/21	USD	50.00	USD	3,068	(20,821)
Zimmer Biomet Holdings, Inc.	506	10/15/21	USD	148.80	USD	7,406	(109,270)
Edison International	678	10/20/21	USD	59.84	USD	3,761	(10,629)
Altria Group, Inc.	1,182	10/22/21	USD	51.00	USD	5,380	(14,184)
American International Group, Inc.	1,241	10/22/21	USD	56.00	USD	6,812	(139,612)
Apollo Global Management, Inc.	509	10/22/21	USD	63.00	USD	3,135	(69,987)
Bank of America Corp.	762	10/22/21	USD	41.00	USD	3,235	(172,212)
Cigna Corp.	113	10/22/21	USD	215.00	USD	2,262	(9,605)
Cisco Systems, Inc.	717	10/22/21	USD	60.00	USD	3,903	(3,585)
Cognizant Technology Solutions Corp., Class A	664	10/22/21	USD	77.00	USD	4,928	(39,840)
Comcast Corp., Class A	843	10/22/21	USD	61.00	USD	4,715	(10,116)
ConocoPhillips	83	10/22/21	USD	59.00	USD	562	(76,567)
Constellation Brands, Inc., Class A	153	10/22/21	USD	225.00	USD	3,224	(18,360)
Dollar General Corp.	186	10/22/21	USD	225.00	USD	3,946	(8,835)
DuPont de Nemours, Inc.	62	10/22/21	USD	73.00	USD	422	(2,170)
Enterprise Products Partners LP	1,135	10/22/21	USD	23.00	USD	2,456	(12,485)
Fidelity National Information Services, Inc.	205	10/22/21	USD	130.50	USD	2,494	(14,926)
Fox Corp., Class A	600	10/22/21	USD	38.00	USD	2,407	(153,000)
General Motors Co.	318	10/22/21	USD	52.00	USD	1,676	(75,207)
JPMorgan Chase & Co.	279	10/22/21	USD	165.00	USD	4,567	(93,465)
Lowe’s Cos., Inc.	44	10/22/21	USD	205.00	USD	893	(14,960)
Marathon Petroleum Corp.	277	10/22/21	USD	61.00	USD	1,712	(80,191)
Medtronic PLC	222	10/22/21	USD	135.00	USD	2,783	(11,877)
MetLife, Inc.	352	10/22/21	USD	63.00	USD	2,173	(41,888)
Raytheon Technologies Corp.	236	10/22/21	USD	86.00	USD	2,029	(52,038)
UnitedHealth Group, Inc.	114	10/22/21	USD	415.00	USD	4,454	(35,853)
Verizon Communications, Inc.	1,154	10/22/21	USD	56.00	USD	6,233	(13,848)
Visa, Inc., Class A	165	10/22/21	USD	240.00	USD	3,675	(8,085)
Wells Fargo & Co.	1,802	10/22/21	USD	46.00	USD	8,363	(355,895)
CDK Global, Inc.	370	10/25/21	USD	42.50	USD	1,574	(45,116)
American International Group, Inc	623	10/29/21	USD	55.00	USD	3,420	(114,943)

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Anthem, Inc.	128	10/29/21	USD	395.00	USD	4,772	$(65,920)
Capital One Financial Corp.	100	10/29/21	USD	165.00	USD	1,620	(56,000)
Citigroup, Inc.	490	10/29/21	USD	72.00	USD	3,439	(77,665)
Coca-Cola Co.	46	10/29/21	USD	57.00	USD	241	(322)
ConocoPhillips	337	10/29/21	USD	59.00	USD	2,284	(328,575)
CVS Health Corp.	200	10/29/21	USD	87.00	USD	1,697	(25,200)
Edison International	365	10/29/21	USD	60.15	USD	2,025	(4,673)
General Motors Co.	1,408	10/29/21	USD	53.00	USD	7,422	(331,584)
Marathon Petroleum Corp.	278	10/29/21	USD	62.00	USD	1,718	(72,975)
Verizon Communications, Inc.	599	10/29/21	USD	55.00	USD	3,235	(20,366)
Bank of America Corp.	1,876	11/03/21	USD	40.50	USD	7,964	(521,937)
Charles Schwab Corp.	895	11/03/21	USD	73.25	USD	6,519	(232,660)
Cisco Systems, Inc.	323	11/03/21	USD	56.00	USD	1,758	(23,182)
Open Text Corp.	211	11/03/21	USD	52.00	USD	1,028	(8,499)
Public Service Enterprise Group, Inc.	1,212	11/03/21	USD	63.00	USD	7,381	(75,624)
Enterprise Products Partners LP	2,401	11/04/21	USD	23.25	USD	5,196	(22,800)
American International Group, Inc.	945	11/05/21	USD	55.00	USD	5,187	(216,405)
Anthem, Inc.	159	11/05/21	USD	385.00	USD	5,928	(150,255)
Cigna Corp.	85	11/05/21	USD	210.00	USD	1,701	(34,000)
Cisco Systems, Inc.	900	11/05/21	USD	57.00	USD	4,899	(41,850)
Cognizant Technology Solutions Corp., Class A	256	11/05/21	USD	80.00	USD	1,900	(19,200)
Comcast Corp., Class A	283	11/05/21	USD	58.00	USD	1,583	(26,885)
ConocoPhillips	501	11/05/21	USD	65.00	USD	3,395	(229,207)
Constellation Brands, Inc., Class A	196	11/05/21	USD	220.00	USD	4,130	(73,429)
CVS Health Corp.	99	11/05/21	USD	87.00	USD	840	(17,870)
DuPont de Nemours, Inc.	238	11/05/21	USD	72.00	USD	1,618	(26,061)
Fox Corp., Class A	958	11/05/21	USD	41.00	USD	3,843	(126,935)
Marathon Petroleum Corp.	296	11/05/21	USD	64.00	USD	1,830	(60,236)
Medtronic PLC	99	11/05/21	USD	132.00	USD	1,241	(12,920)
MetLife, Inc.	361	11/05/21	USD	60.47	USD	2,228	(107,418)
Microsoft Corp.	21	11/05/21	USD	305.00	USD	592	(4,515)
Morgan Stanley	1,040	11/05/21	USD	104.00	USD	10,120	(152,880)
Raytheon Technologies Corp.	181	11/05/21	USD	85.87	USD	1,556	(59,028)
Ross Stores, Inc.	268	11/05/21	USD	116.51	USD	2,917	(34,385)
Union Pacific Corp.	117	11/05/21	USD	210.00	USD	2,293	(19,071)
UnitedHealth Group, Inc.	79	11/05/21	USD	420.00	USD	3,087	(31,718)
Verizon Communications, Inc.	599	11/05/21	USD	54.00	USD	3,235	(46,123)
Visa, Inc., Class A	141	11/05/21	USD	235.00	USD	3,141	(36,166)
Wells Fargo & Co.	1,452	11/05/21	USD	51.00	USD	6,739	(72,600)
Cognizant Technology Solutions Corp., Class A	603	11/08/21	USD	77.00	USD	4,475	(76,942)
Fidelity National Information Services, Inc.	281	11/08/21	USD	134.00	USD	3,419	(30,938)
CDK Global, Inc.	204	11/10/21	USD	44.25	USD	868	(17,635)
Coca-Cola Co.	201	11/10/21	USD	56.10	USD	1,055	(4,359)
Arthur J. Gallagher & Co.	426	11/12/21	USD	149.75	USD	6,332	(207,976)
ConocoPhillips	114	11/12/21	USD	65.30	USD	773	(53,067)
Enterprise Products Partners LP	1,820	11/12/21	USD	22.01	USD	3,938	(74,675)
Lowe’s Cos., Inc.	155	11/12/21	USD	206.00	USD	3,144	(94,332)
Ross Stores, Inc.	266	11/12/21	USD	113.00	USD	2,895	(75,810)
Wells Fargo & Co.	1,452	11/12/21	USD	49.25	USD	6,739	(142,491)
Ameren Corp.	265	11/19/21	USD	85.00	USD	2,147	(16,563)
American Electric Power Co., Inc.	174	11/19/21	USD	90.00	USD	1,413	(2,610)
American International Group, Inc.	908	11/19/21	USD	55.00	USD	4,984	(241,528)
Apollo Global Management, Inc.	508	11/19/21	USD	65.00	USD	3,129	(83,820)
Bank of America Corp.	762	11/19/21	USD	41.00	USD	3,235	(212,217)
CDK Global, Inc.	103	11/19/21	USD	45.00	USD	438	(8,240)
CDK Global, Inc.	370	11/19/21	USD	43.50	USD	1,574	(48,010)
CenterPoint Energy, Inc.	874	11/19/21	USD	27.00	USD	2,150	(19,665)
Cigna Corp.	94	11/19/21	USD	220.00	USD	1,882	(23,500)
Cisco Systems, Inc.	639	11/19/21	USD	57.50	USD	3,478	(48,564)
Citigroup, Inc.	697	11/19/21	USD	70.00	USD	4,892	(214,327)
Coca-Cola Co.	516	11/19/21	USD	57.50	USD	2,707	(7,482)
Cognizant Technology Solutions Corp., Class A	153	11/19/21	USD	77.50	USD	1,135	(26,010)

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Comcast Corp., Class A	737	11/19/21	USD	60.00	USD	4,122	$(49,747)
Comcast Corp., Class A	661	11/19/21	USD	57.50	USD	3,697	(92,870)
ConocoPhillips	858	11/19/21	USD	60.00	USD	5,815	(759,330)
Constellation Brands, Inc., Class A	210	11/19/21	USD	215.00	USD	4,424	(117,600)
Dollar General Corp.	267	11/19/21	USD	230.00	USD	5,664	(25,365)
Enterprise Products Partners LP	1,820	11/19/21	USD	22.00	USD	3,938	(95,550)
Equitable Holdings, Inc.	977	11/19/21	USD	30.00	USD	2,896	(127,010)
Fidelity National Financial, Inc.	1,439	11/19/21	USD	47.00	USD	6,524	(161,887)
Fidelity National Information Services, Inc.	345	11/19/21	USD	125.00	USD	4,198	(132,825)
Fidelity National Information Services, Inc.	163	11/19/21	USD	135.00	USD	1,983	(22,412)
Fox Corp., Class A	1,071	11/19/21	USD	41.00	USD	4,296	(171,360)
General Electric Co.	806	11/19/21	USD	105.00	USD	8,304	(374,790)
General Motors Co.	768	11/19/21	USD	55.00	USD	4,048	(155,136)
Lear Corp.	177	11/19/21	USD	165.00	USD	2,770	(89,385)
Leidos Holdings, Inc.	766	11/19/21	USD	100.00	USD	7,364	(187,670)
Lowe’s Cos., Inc.	160	11/19/21	USD	210.00	USD	3,246	(81,340)
Marathon Petroleum Corp.	336	11/19/21	USD	62.50	USD	2,077	(103,320)
McKesson Corp.	53	11/19/21	USD	210.00	USD	1,057	(21,995)
Medtronic PLC	226	11/19/21	USD	135.00	USD	2,833	(27,459)
MetLife, Inc.	361	11/19/21	USD	62.50	USD	2,228	(75,810)
Newell Brands, Inc.	971	11/19/21	USD	25.59	USD	2,150	(20,671)
NiSource, Inc.	1,497	11/19/21	USD	26.00	USD	3,627	(14,970)
PPG Industries, Inc.	240	11/19/21	USD	160.00	USD	3,432	(23,400)
Rogers Communications Inc., Class B	687	11/19/21	CAD	60.00	CAD	4,064	(65,359)
Ross Stores, Inc.	560	11/19/21	USD	120.00	USD	6,096	(75,600)
SS&C Technologies Holdings, Inc.	525	11/19/21	USD	75.00	USD	3,644	(48,562)
Unilever PLC, ADR	918	11/19/21	USD	55.00	USD	4,977	(96,390)
Verizon Communications, Inc.	294	11/19/21	USD	55.00	USD	1,588	(16,905)
Wells Fargo & Co	906	11/19/21	USD	50.00	USD	4,205	(84,258)
Zimmer Biomet Holdings, Inc	450	11/19/21	USD	150.00	USD	6,586	(213,750)
Microsoft Corp.	55	12/17/21	USD	305.00	USD	1,551	(26,675)

							$(13,817,651)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	Credit Suisse International	400,000	10/05/21	GBP	3.13	GBP	1,361	$(134,906)
SS&C Technologies Holdings, Inc	JPMorgan Chase Bank N.A.	83,900	10/06/21	USD	77.57	USD	5,823	(15)
Astrazeneca PLC	Goldman Sachs International	44,800	10/07/21	GBP	88.40	GBP	4,013	(108,490)
BAE Systems PLC	UBS AG	571,000	10/07/21	GBP	5.81	GBP	3,227	(4,115)
SS&C Technologies Holdings, Inc.	Barclays Bank PLC	52,600	10/07/21	USD	76.31	USD	3,650	(166)
Danone S.A	Credit Suisse International	66,500	10/08/21	EUR	64.89	EUR	3,927	(116)
Komatsu Ltd.	Goldman Sachs International	210,000	10/08/21	JPY	2,747.57	JPY	565,950	(42,539)
Danone S.A	Credit Suisse International	28,700	10/12/21	EUR	65.10	EUR	1,695	(162)
Leidos Holdings, Inc.	Bank of America N.A.	21,100	10/12/21	USD	101.90	USD	2,028	(5,254)
Leidos Holdings, Inc.	BNP Paribas SA	24,200	10/12/21	USD	98.54	USD	2,326	(24,150)
Sanofi	Credit Suisse International	92,100	10/12/21	EUR	91.97	EUR	7,652	(159)
Statoil ASA	Morgan Stanley & Co. International PLC	289,300	10/12/21	NOK	186.29	NOK	64,413	(1,192,253)
Unilever PLC, ADR.	Citibank N.A.	165,100	10/12/21	USD	58.25	USD	8,952	(3,145)
Komatsu Ltd.	UBS AG	210,000	10/13/21	JPY	2,746.75	JPY	565,950	(64,077)
Alcon, Inc.	UBS AG	68,900	10/14/21	CHF	77.73	CHF	5,239	(37,262)
Bayer AG, Registered Shares	Credit Suisse International	68,000	10/14/21	EUR	48.51	EUR	3,196	(25,965)
Koninklijke Philips NV	Goldman Sachs International	119,900	10/14/21	EUR	40.69	EUR	4,597	(18,279)
Panasonic Corp.	Goldman Sachs International	237,000	10/15/21	JPY	1,409.56	JPY	329,430	(51,488)
Raymond James Financial, Inc.	RBC Capital Markets, LLC	82,200	10/15/21	USD	93.33	USD	7,585	(156,180)
BAE Systems PLC	UBS AG	573,500	10/19/21	GBP	5.96	GBP	3,241	(790)
Bayer AG, Registered Shares	Goldman Sachs International	61,900	10/19/21	EUR	49.29	EUR	2,910	(18,346)
Danone S.A	Goldman Sachs International	28,700	10/19/21	EUR	65.92	EUR	1,695	(566)

SCHEDULE OF INVESTMENTS	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Astrazeneca PLC	Goldman Sachs International	132,900	10/21/21	GBP	87.53	GBP	11,905	$(563,222)
Unilever PLC, ADR.	BNP Paribas SA	146,300	10/22/21	USD	58.00	USD	7,932	(16,466)
Alcon, Inc.	UBS AG	37,200	10/26/21	CHF	79.66	CHF	2,829	(20,244)
BAE Systems PLC	Goldman Sachs International	506,000	10/26/21	GBP	5.66	GBP	2,860	(26,373)
Koninklijke Philips NV	UBS AG	120,000	10/26/21	EUR	41.41	EUR	4,601	(34,492)
Bayer AG, Registered Shares	UBS AG	76,000	10/29/21	EUR	47.30	EUR	3,572	(90,732)
BP PLC	Morgan Stanley & Co. International PLC	1,103,400	10/29/21	GBP	3.05	GBP	3,755	(531,815)
Sanofi	UBS AG	94,000	10/29/21	EUR	84.38	EUR	7,810	(145,276)
Allstate Corp.	UBS AG	30,500	11/02/21	USD	135.29	USD	3,883	(28,585)
Astrazeneca PLC	Morgan Stanley & Co. International PLC	2,500	11/02/21	GBP	84.06	GBP	224	(21,081)
BAE Systems PLC	UBS AG	504,000	11/02/21	GBP	5.54	GBP	2,849	(52,031)
Corteva, Inc.	JPMorgan Chase Bank N.A.	4,300	11/02/21	USD	44.15	USD	181	(2,452)
Samsung Electronics Co. Ltd., Registered Shares,
GDR.	Morgan Stanley & Co. International PLC	3,200	11/02/21	USD	1,666.06	USD	5,000	(39,677)
British American Tobacco PLC	Goldman Sachs International	248,000	11/10/21	GBP	27.03	GBP	6,458	(16,605)
Panasonic Corp.	Goldman Sachs International	237,800	11/10/21	JPY	1,479.07	JPY	330,542	(33,684)
Siemens AG, Registered Shares	UBS AG	45,700	11/10/21	EUR	146.72	EUR	6,486	(149,146)
BP PLC	Goldman Sachs International	1,630,000	11/11/21	GBP	3.51	GBP	5,547	(165,159)
Sanofi	UBS AG	24,000	11/11/21	EUR	84.87	EUR	1,994	(36,596)
Raymond James Financial, Inc	Citigroup Global Markets, Inc.	54,900	11/19/21	USD	93.33	USD	5,066	(236,070)
Sealed Air Corp.	Royal Bank of Canada	24,300	11/19/21	USD	56.88	USD	1,331	(37,317)
Sealed Air Corp.	Royal Bank of Canada	24,300	12/17/21	USD	56.88	USD	1,331	(33,873)

								$(4,169,319)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$21,773,986	$40,797,160	$—	$62,571,146
Auto Components.	10,108,139	—	—	10,108,139
Automobiles	37,905,711	—	—	37,905,711

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$232,700,486	$—	$—	$232,700,486
Beverages	38,590,781	—	—	38,590,781
Capital Markets	107,445,321	—	—	107,445,321
Chemicals	25,597,005	—	—	25,597,005
Communications Equipment	52,407,762	—	—	52,407,762
Consumer Finance	15,683,231	—	—	15,683,231
Containers & Packaging	9,663,312	—	—	9,663,312
Diversified Financial Services	15,342,257	—	—	15,342,257
Diversified Telecommunication Services	39,274,722	—	—	39,274,722
Electric Utilities	28,936,516	—	—	28,936,516
Food Products	—	17,767,302	—	17,767,302
Health Care Equipment & Supplies	60,987,186	35,005,982	—	95,993,168
Health Care Providers & Services	158,764,739	—	—	158,764,739
Household Durables	8,053,624	10,702,187	—	18,755,811
Industrial Conglomerates	31,374,799	13,581,111	—	44,955,910
Insurance	146,599,189	—	—	146,599,189
IT Services	81,688,127	—	—	81,688,127
Machinery	—	21,060,236	—	21,060,236
Media	67,679,097	—	—	67,679,097
Multi-line Retail	23,348,340	—	—	23,348,340
Multi-Utilities	53,792,184	—	—	53,792,184
Oil, Gas & Consumable Fuels	83,431,619	47,140,737	—	130,572,356
Personal Products	39,748,465	—	—	39,748,465
Pharmaceuticals	—	104,205,049	—	104,205,049
Professional Services	18,039,371	—	—	18,039,371
Road & Rail	10,889,728	—	—	10,889,728
Semiconductors & Semiconductor Equipment	10,027,028	—	—	10,027,028
Software	54,141,960	—	—	54,141,960
Specialty Retail	44,659,307	—	—	44,659,307
Technology Hardware, Storage & Peripherals	—	8,968,183	—	8,968,183
Tobacco	9,783,250	15,764,661	—	25,547,911
Wireless Telecommunication Services	11,667,018	—	—	11,667,018
Short-Term Securities
Money Market Funds	57,272,388	—	—	57,272,388

	$1,607,376,648	$314,992,608	$—	$1,922,369,256

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,027,304)	$(6,959,666)	$—	$(17,986,970)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LP	Limited Partnership

SCHEDULE OF INVESTMENTS	8